Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Statement [Abstract]
Net change, tax	$ 0	$ 0